Debt and Tax Compensation on Note Payable (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Debt
Schedule of company's indebtedness

	September 30, 2013 (thousands)	March 31, 2013 (thousands)
	(unaudited)
Karlsson senior secured note	$117,472	$115,282
Apollo unsecured notes	6,750	6,750
Tax compensation on Karlsson senior secured note	17,629	6,226
Total debt and tax compensation	141,851	128,258
Less: Unamortized debt discount*	(26,329)	—
Less: current portion of debt and tax compensation	(1,164)	(128,258)
Total long-term debt and tax compensation	$114,358	$—

* Includes gross discount on the Karlsson Note of $34,528, net of amortized discount of $8,199.

	March 31, 2013	March 31, 2012
	(thousands)	(thousands)
Karlsson senior secured note	$115,282	$—
Apollo unsecured notes	6,750	—
Tax gross-up on Karlsson senior secured note	6,226	—
Total debt	128,258	—
Less: current portion	(128,258)	—
Total long-term debt	$—	$—